INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of investments
The following table presents Citi’s investments by category:

	December 31,
In millions of dollars	2021	2020
Debt securities available-for-sale (AFS)	$288,522	$335,084
Debt securities held-to-maturity (HTM)(1)	216,963	104,943
Marketable equity securities carried at fair value(2)	543	515
Non-marketable equity securities carried at fair value(2)	489	551
Non-marketable equity securities measured using the measurement alternative(3)	1,413	962
Non-marketable equity securities carried at cost(4)	4,892	5,304
Total investments	$512,822	$447,359

(1)Carried at adjusted amortized cost basis, net of any ACL.
(2)Unrealized gains and losses are recognized in earnings.
(3)Impairment losses and adjustments to the carrying value as a result of observable price changes are recognized in earnings. See “Non-Marketable Equity Securities Not Carried at Fair Value” below.
(4)Represents shares issued by the Federal Reserve Bank, Federal Home Loan Banks and certain exchanges of which Citigroup is a member.

Interest and dividends on investments
The following table presents interest and dividend income on investments:

In millions of dollars	2021	2020	2019
Taxable interest	$6,975	$7,554	$9,269
Interest exempt from U.S. federal income tax	279	301	404
Dividend income	134	134	187
Total interest and dividend income on investments	$7,388	$7,989	$9,860

Realized gains and losses on investments
The following table presents realized gains and losses on the sales of investments, which exclude impairment losses:

In millions of dollars	2021	2020	2019
Gross realized investment gains	$860	$1,895	$1,599
Gross realized investment losses	(195)	(139)	(125)
Net realized gains on sales of investments	$665	$1,756	$1,474

Amortized cost and fair value of AFS securities
The amortized cost and fair value of AFS debt securities were as follows:

	December 31, 2021					December 31, 2020
In millions of dollars	Amortized cost	Gross unrealized gains	Gross unrealized losses	Allowance for credit losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Allowance for credit losses	Fair value
Debt securities AFS
Mortgage-backed securities(1)
U.S. government-sponsored agency guaranteed	$33,064	$453	$301	$—	$33,216	$42,836	$1,134	$52	$—	$43,918
Non-U.S. residential	380	1	1	—	380	568	3	—	—	571
Commercial	25	—	—	—	25	49	1	—	—	50
Total mortgage-backed securities	$33,469	$454	$302	$—	$33,621	$43,453	$1,138	$52	$—	$44,539
U.S. Treasury and federal agency securities
U.S. Treasury	$122,669	$615	$844	$—	$122,440	$144,094	$2,108	$49	$—	$146,153
Agency obligations	—	—	—	—	—	50	1	—	—	51
Total U.S. Treasury and federal agency securities	$122,669	$615	$844	$—	$122,440	$144,144	$2,109	$49	$—	$146,204
State and municipal	$2,643	$79	$101	$—	$2,621	$3,753	$123	$157	$—	$3,719
Foreign government	119,426	337	1,023	—	118,740	123,467	1,623	122	—	124,968
Corporate	5,972	33	77	8	5,920	10,444	152	91	5	10,500
Asset-backed securities(1)	304	—	1	—	303	277	5	4	—	278
Other debt securities	4,880	1	4	—	4,877	4,871	5	—	—	4,876
Total debt securities AFS	$289,363	$1,519	$2,352	$8	$288,522	$330,409	$5,155	$475	$5	$335,084

(1)The Company invests in mortgage- and asset-backed securities, which are typically issued by VIEs through securitization transactions. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. See Note 21 for mortgage- and asset-backed securitizations in which the Company has other involvement.

Fair value of securities in unrealized loss position
The following table shows the fair value of AFS debt securities that have been in an unrealized loss position:

	Less than 12 months		12 months or longer		Total
In millions of dollars	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
December 31, 2021
Debt securities AFS
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$17,039	$270	$698	$31	$17,737	$301
Non-U.S. residential	96	1	1	—	97	1
Commercial	—	—	—	—	—	—
Total mortgage-backed securities	$17,135	$271	$699	$31	$17,834	$302
U.S. Treasury and federal agency securities
U.S. Treasury	$56,448	$713	$6,310	$131	$62,758	$844
Agency obligations	—	—	—	—	—	—
Total U.S. Treasury and federal agency securities	$56,448	$713	$6,310	$131	$62,758	$844
State and municipal	$229	$3	$874	$98	$1,103	$101
Foreign government	64,319	826	9,924	197	74,243	1,023
Corporate	2,655	77	22	—	2,677	77
Asset-backed securities	108	1	—	—	108	1
Other debt securities	3,439	4	—	—	3,439	4
Total debt securities AFS	$144,333	$1,895	$17,829	$457	$162,162	$2,352
December 31, 2020
Debt securities AFS
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$3,588	$30	$298	$22	$3,886	$52
Non-U.S. residential	1	—	—	—	1	—
Commercial	7	—	4	—	11	—
Total mortgage-backed securities	$3,596	$30	$302	$22	$3,898	$52
U.S. Treasury and federal agency securities
U.S. Treasury	$25,031	$49	$—	$—	$25,031	$49
Agency obligations	50	—	—	—	50	—
Total U.S. Treasury and federal agency securities	$25,081	$49	$—	$—	$25,081	$49
State and municipal	$836	$34	$893	$123	$1,729	$157
Foreign government	29,344	61	3,502	61	32,846	122
Corporate	1,083	90	24	1	1,107	91
Asset-backed securities	194	3	39	1	233	4
Other debt securities	182	—	—	—	182	—
Total debt securities AFS	$60,316	$267	$4,760	$208	$65,076	$475

Amortized cost and fair value of debt securities by contractual maturity dates
The following table presents the amortized cost and fair value of AFS debt securities by contractual maturity dates:

	December 31,
	2021			2020
In millions of dollars	Amortized cost	Fair value	Weighted average yield(1)	Amortized cost	Fair value
Mortgage-backed securities(2)
Due within 1 year	$188	$189	0.79%	$27	$27
After 1 but within 5 years	211	211	1.07	567	571
After 5 but within 10 years	523	559	3.41	688	757
After 10 years	32,547	32,662	2.73	42,171	43,184
Total	$33,469	$33,621	2.72%	$43,453	$44,539
U.S. Treasury and federal agency securities
Due within 1 year	$34,321	$34,448	1.05%	$34,834	$34,951
After 1 but within 5 years	87,987	87,633	0.81	108,160	110,091
After 5 but within 10 years	361	359	1.42	1,150	1,162
After 10 years	—	—	—	—	—
Total	$122,669	$122,440	0.87%	$144,144	$146,204
State and municipal
Due within 1 year	$40	$40	2.09%	$427	$428
After 1 but within 5 years	121	124	3.16	189	198
After 5 but within 10 years	156	161	3.18	276	267
After 10 years	2,326	2,296	3.15	2,861	2,826
Total	$2,643	$2,621	3.14%	$3,753	$3,719
Foreign government
Due within 1 year	$49,263	$49,223	2.53%	$48,133	$48,258
After 1 but within 5 years	64,555	63,961	3.14	67,365	68,586
After 5 but within 10 years	3,736	3,656	1.72	5,908	6,011
After 10 years	1,872	1,900	1.52	2,061	2,113
Total	$119,426	$118,740	2.82%	$123,467	$124,968
All other(3)
Due within 1 year	$5,175	$5,180	0.94%	$6,661	$6,665
After 1 but within 5 years	5,177	5,149	1.91	7,814	7,891
After 5 but within 10 years	750	750	2.08	1,018	1,034
After 10 years	54	21	4.28	99	64
Total	$11,156	$11,100	1.48%	$15,592	$15,654
Total debt securities AFS	$289,363	$288,522	1.94%	$330,409	$335,084

(1)Weighted average yields are weighted based on the amortized cost of each security. The average yield considers the contractual coupon, amortization of premiums and accretion of discounts and excludes the effects of any related hedging derivatives.
(2)Includes mortgage-backed securities of U.S. government-sponsored agencies. The Company invests in mortgage- and asset-backed securities, which are typically issued by VIEs through securitization transactions.
(3)Includes corporate, asset-backed and other debt securities.
The following table presents the carrying value and fair value of HTM debt securities by contractual maturity dates:

	December 31,
	2021			2020
In millions of dollars	Amortized cost(1)	Fair value	Weighted average yield(2)	Amortized cost(1)	Fair value
Mortgage-backed securities
Due within 1 year	$152	$151	1.70%	$81	$81
After 1 but within 5 years	684	725	3.01	463	477
After 5 but within 10 years	1,655	1,739	2.74	1,699	1,873
After 10 years	63,200	63,232	2.55	48,710	50,671
Total	$65,691	$65,847	2.56%	$50,953	$53,102
U.S. Treasury securities
After 1 but within 5 years	$65,498	$64,516	0.69%	$18,955	$19,127
After 5 but within 10 years	46,321	45,701	1.15	2,338	2,115
After 10 years	—	—	—	—	—
Total	$111,819	$110,217	0.88%	$21,293	$21,242
State and municipal
Due within 1 year	$51	$50	3.82%	$6	$6
After 1 but within 5 years	166	170	2.82	139	142
After 5 but within 10 years	908	951	3.23	818	869
After 10 years	7,798	8,329	2.65	8,222	8,912
Total	$8,923	$9,500	2.72%	$9,185	$9,929
Foreign government
Due within 1 year	$292	$291	7.86%	$361	$360
After 1 but within 5 years	1,359	1,328	6.30	1,570	1,662
After 5 but within 10 years	—	—	—	—	—
After 10 years	—	—	—	—	—
Total	$1,651	$1,619	6.58%	$1,931	$2,022
All other(3)
Due within 1 year	$—	$—	—%	$—	$—
After 1 but within 5 years	—	—	—	—	—
After 5 but within 10 years	11,520	11,515	2.78	11,795	15,020
After 10 years	17,359	17,340	1.34	9,786	6,475
Total	$28,879	$28,855	1.92%	$21,581	$21,495
Total debt securities HTM	$216,963	$216,038	1.65%	$104,943	$107,790

(1)Amortized cost is reported net of ACL of $87 million and $86 million at December 31, 2021 and December 30, 2020, respectively.
(2)Weighted average yields are weighted based on the amortized cost of each security. The average yield considers the contractual coupon, amortization of premiums and accretion of discounts and excludes the effects of any related hedging derivatives.
(3)Includes corporate and asset-backed securities.

Carrying value and fair value of debt securities HTM
The carrying value and fair value of debt securities HTM were as follows:

In millions of dollars	Amortized cost, net(1)	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2021
Debt securities HTM
Mortgage-backed securities(2)
U.S. government-sponsored agency guaranteed	$63,885	$1,076	$925	$64,036
Non-U.S. residential	736	3	—	739
Commercial	1,070	4	2	1,072
Total mortgage-backed securities	$65,691	$1,083	$927	$65,847
U.S. Treasury securities	$111,819	$30	$1,632	$110,217
State and municipal(3)	8,923	589	12	9,500
Foreign government	1,651	4	36	1,619
Asset-backed securities(2)	28,879	8	32	28,855
Total debt securities HTM, net	$216,963	$1,714	$2,639	$216,038
December 31, 2020
Debt securities HTM
Mortgage-backed securities(2)
U.S. government-sponsored agency guaranteed	$49,004	$2,162	$15	$51,151
Non-U.S. residential	1,124	3	1	1,126
Commercial	825	1	1	825
Total mortgage-backed securities	$50,953	$2,166	$17	$53,102
U.S. Treasury securities(4)	$21,293	$4	$55	$21,242
State and municipal	9,185	755	11	9,929
Foreign government	1,931	91	—	2,022
Asset-backed securities(2)	21,581	6	92	21,495
Total debt securities HTM	$104,943	$3,022	$175	$107,790

(1)Amortized cost is reported net of ACL of $87 million and $86 million at December 31, 2021 and December 31, 2020, respectively.
(2)The Company invests in mortgage- and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. See Note 21 for mortgage- and asset-backed securitizations in which the Company has other involvement.
(3)In February 2021, the Company transferred $237 million of state and municipal bonds from AFS classification to HTM classification in accordance with ASC 320. At the time of transfer, the securities were in an unrealized gain position of $14 million. The gain amounts will remain in AOCI and will be amortized over the remaining life of the securities.
(4)In August 2020, Citibank transferred $13.1 billion of investments in U.S. Treasury securities from AFS classification to HTM classification in accordance with ASC 320. At the time of transfer, the securities were in an unrealized gain position of $144 million. The gain amounts will remain in AOCI and will be amortized over the remaining life of the securities.

Total other-than-temporary impairments recognized
The following tables present total impairment on Investments recognized in earnings:

	Year ended December 31, 2021
In millions of dollars	AFS	Other assets	Total
Impairment losses related to debt securities that the Company does not intend to sell nor will likely be required to sell:
Total impairment losses recognized during the period	$—	$—	$—
Less: portion of impairment loss recognized in AOCI (before taxes)	—	—	—
Net impairment losses recognized in earnings for debt securities that the Company does not intend to sell nor will likely be required to sell	$—	$—	$—
Impairment losses recognized in earnings for debt securities that the Company intends to sell, would more-likely-than-not be required to sell or will be subject to an issuer call deemed probable of exercise	181	—	181
Total impairment losses recognized in earnings	$181	$—	$181

	Year ended December 31, 2020
In millions of dollars	AFS	HTM	Other assets	Total
Impairment losses related to debt securities that the Company does not intend to sell nor will likely be required to sell:
Total impairment losses recognized during the period	$—	$—	$—	$—
Less: portion of impairment loss recognized in AOCI (before taxes)	—	—	—	—
Net impairment losses recognized in earnings for debt securities that the Company does not intend to sell nor will likely be required to sell	$—	$—	$—	$—
Impairment losses recognized in earnings for debt securities that the Company intends to sell, would more-likely-than-not be required to sell or will be subject to an issuer call deemed probable of exercise	109	—	—	109
Total impairment losses recognized in earnings	$109	$—	$—	$109

	Year ended December 31, 2019
In millions of dollars	AFS	HTM	Other assets	Total
Impairment losses related to debt securities that the Company does not intend to sell nor will likely be required to sell:
Total impairment losses recognized during the period	$1	$—	$1	$2
Less: portion of impairment loss recognized in AOCI (before taxes)	—	—	—	—
Net impairment losses recognized in earnings for debt securities that the Company does not intend to sell nor will likely be required to sell	$1	$—	$1	$2
Impairment losses recognized in earnings for debt securities that the Company intends to sell, would more-likely-than-not be required to sell or will be subject to an issuer call deemed probable of exercise	20	—	1	21
Total impairment losses recognized in earnings	$21	$—	$2	$23

Schedule of allowance for credit losses on available for sale securities
The following presents the credit-related impairments recognized in earnings for AFS securities held that the Company does not intend to sell nor will likely be required to sell at December 31, 2021 and 2020:

Allowance for Credit Losses on AFS Debt Securities

	Year ended December 31, 2021
In millions of dollars	Mortgage-backed	U.S. Treasury and federal agency	State and municipal	Foreign government	Corporate	Total AFS
Allowance for credit losses at beginning of year	$—	$—	$—	$—	$5	$5
Gross write-offs	—	—	—	—	—	—
Gross recoveries	—	—	—	—	—	—
Net credit losses (NCLs)	$—	$—	$—	$—	$—	$—
NCLs	$—	$—	$—	$—	$—	$—
Credit losses on securities without previous credit losses	—	—	—	—	3	3
Net reserve builds (releases) on securities with previous credit losses	—	—	—	—	—	—
Total provision for credit losses	$—	$—	$—	$—	$3	$3
Initial allowance on newly purchased credit-deteriorated securities during the year	—	—	—	—	—	—
Allowance for credit losses at end of year	$—	$—	$—	$—	$8	$8

	Year ended December 31, 2020
In millions of dollars	Mortgage-backed	U.S. Treasury and federal agency	State and municipal	Foreign government	Corporate	Total AFS
Allowance for credit losses at beginning of year	$—	$—	$—	$—	$—	$—
Gross write-offs	—	—	—	—	—	—
Gross recoveries	—	—	—	—	2	2
Net credit losses (NCLs)	$—	$—	$—	$—	$2	$2
NCLs	$—	$—	$—	$—	$(2)	$(2)
Credit losses on securities without previous credit losses	—	—	—	3	5	8
Net reserve builds (releases) on securities with previous credit losses	—	—	—	(3)	—	(3)
Total provision for credit losses	$—	$—	$—	$—	$3	$3
Initial allowance on newly purchased credit-deteriorated securities during the year	—	—	—	—	—	—
Allowance for credit losses at end of year	$—	$—	$—	$—	$5	$5

Carrying value of non-marketable equity securities measured using the measurement alternative
Below is the carrying value of non-marketable equity securities measured using the measurement alternative at December 31, 2021 and 2020:

In millions of dollars	December 31, 2021	December 31, 2020
Measurement alternative:
Carrying value	$1,413	$962

Below are amounts recognized in earnings and life-to-date amounts for non-marketable equity securities measured using the measurement alternative:

	Years ended December 31,
In millions of dollars	2021	2020
Measurement alternative(1):
Impairment losses	$25	$56
Downward changes for observable prices	—	19
Upward changes for observable prices	406	144

(1)     See Note 24 for additional information on these nonrecurring fair value measurements.

Life-to-date amounts on securities still held
In millions of dollars	December 31, 2021
Measurement alternative:
Impairment losses	$87
Downward changes for observable prices	3
Upward changes for observable prices	699

Investments in alternative investment funds

	Fair value		Unfunded commitments		Redemption frequency (if currently eligible) monthly, quarterly, annually	Redemption notice period
In millions of dollars	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Private equity funds(1)(2)	$123	$123	$60	$62	—	—
Real estate funds(2)(3)	2	9	1	20	—	—
Mutual/collective investment funds	20	20	—	—
Total	$145	$152	$61	$82	—	—

(1)Private equity funds include funds that invest in infrastructure, emerging markets and venture capital.
(2)With respect to the Company’s investments in private equity funds and real estate funds, distributions from each fund will be received as the underlying assets held by these funds are liquidated. It is estimated that the underlying assets of these funds will be liquidated over a period of several years as market conditions allow. Private equity and real estate funds do not allow redemption of investments by their investors. Investors are permitted to sell or transfer their investments, subject to the approval of the general partner or investment manager of these funds, which generally may not be unreasonably withheld.
(3)Includes several real estate funds that invest primarily in commercial real estate in the U.S., Europe and Asia.